Other Liabilities	3 Months Ended
Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities
Note 12. Other Liabilities

	March 31, 2023	December 31, 2022
	(Dollars in millions)
Income taxes	$102	$99
Pension and other employee related	20	21
Long-term lease liability (Note 13)	36	36
Advanced discounts from suppliers	5	6
Product warranties and performance guarantees – long-term (Note 20)	10	10
Environmental remediation – long term	14	14
Long-term accounts payable	8	8
Other	13	11
	208	205